BASIS OF CONSOLIDATION AND INVESTMENTS (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
C S N Islands V I I Corp [Member]
IfrsStatementLineItems [Line Items]
Equity interests	100.00%	100.00%
Core business	Financial transactions
C S N Inova Ventures [Member]
IfrsStatementLineItems [Line Items]
Equity interests	100.00%	100.00%
Core business	Equity interests and financial transactions
C S N Islands X I I Corp [Member]
IfrsStatementLineItems [Line Items]
Equity interests	100.00%	100.00%
Core business	Financial transactions
C S N Steel S L U [Member]
IfrsStatementLineItems [Line Items]
Equity interests	100.00%	100.00%
Core business	Equity interests and financial transactions
Td B B S A [Member]
IfrsStatementLineItems [Line Items]
Equity interests	100.00%	100.00%
Core business	Equity interests
Sepetiba Tecon S. A. [Member]
IfrsStatementLineItems [Line Items]
Equity interests	99.99%	99.99%
Core business	Port services
Minerios Nacional S A [Member]
IfrsStatementLineItems [Line Items]
Equity interests	99.99%	99.99%
Core business	Mining and Equity interests
Companhia Florestaldo Brasil [Member]
IfrsStatementLineItems [Line Items]
Equity interests	99.99%	99.99%
Core business	Reforestation
Estanho De Rondonia S A [Member]
IfrsStatementLineItems [Line Items]
Equity interests	99.99%	99.99%
Core business	Tin Mining
Companhia Metalurgica Prada [Member]
IfrsStatementLineItems [Line Items]
Equity interests	99.89%	99.89%
Core business	Manufacture of containers and distribution of steel products
C S N Mineracao S A [Member]
IfrsStatementLineItems [Line Items]
Equity interests	69.01%	69.01%
Core business	Mining
C S N Energia S A [Member]
IfrsStatementLineItems [Line Items]
Equity interests	99.99%	99.99%
Core business	Sale of electric power
F T L Ferrovia Transnordestina Logistica S A [Member]
IfrsStatementLineItems [Line Items]
Equity interests	92.71%	92.71%
Core business	Railroad logistics
Nordeste Logistica S A [Member]
IfrsStatementLineItems [Line Items]
Equity interests	99.99%	99.99%
Core business	Port services
C S N Inova Ltd [Member]
IfrsStatementLineItems [Line Items]
Equity interests	100.00%	100.00%
Core business	Advisory and implementation of new development project
C B S I Companhia Brasileira De Servicos De Infraestrutura [Member]
IfrsStatementLineItems [Line Items]
Equity interests	99.99%	99.99%
Core business	Equity interests and product sales and iron ore
C S N Cimentos Brasil S A [Member]
IfrsStatementLineItems [Line Items]
Equity interests	99.99%	99.99%
Core business	Cement manufacturing
Berkeley Participacoes E Empreendimentos S A [Member]
IfrsStatementLineItems [Line Items]
Equity interests	100.00%	100.00%
Core business	Electric power generation and equity interests
C S N Inova Solucoes S A [Member]
IfrsStatementLineItems [Line Items]
Equity interests	99.99%	99.99%
Core business	Equity interests
C S N Participacoes I S. A [Member]
IfrsStatementLineItems [Line Items]
Equity interests	99.90%	99.90%
Core business	Equity interests
C S N Participacoes I I I S. A [Member]
IfrsStatementLineItems [Line Items]
Equity interests	99.90%	99.90%
Core business	Equity interests
C S N Participacoes I V S. A [Member]
IfrsStatementLineItems [Line Items]
Equity interests	99.90%	99.90%
Core business	Equity interests
C S N Participacoes V S. A. [Member]
IfrsStatementLineItems [Line Items]
Equity interests	99.90%	99.90%
Core business	Equity interests
C S N Incorporacao E Participacoes Ltda [Member]
IfrsStatementLineItems [Line Items]
Equity interests	99.99%	99.99%
Core business	Equity interests
Estrela Comercioe Participacoes S. A. [Member]
IfrsStatementLineItems [Line Items]
Equity interests	70.00%
Core business	Equity interests
Circula Mais Servicos De Intermediacao Comercial S A [Member]
IfrsStatementLineItems [Line Items]
Equity interests	0.10%	0.10%
Core business	Commercial intermediation for the purchase and sale of assets and materials in general
Lusosider Projectos Siderurgicos S A [Member]
IfrsStatementLineItems [Line Items]
Equity interests	100.00%	100.00%
Core business	Equity interests and product sales
Lusosider Acos Planos S A [Member]
IfrsStatementLineItems [Line Items]
Equity interests	100.00%	100.00%
Core business	Steel and Equity interests
C S N Resources S A [Member]
IfrsStatementLineItems [Line Items]
Equity interests	100.00%	100.00%
Core business	Financial transactions and Equity interests
Companhia Brasileira De Latas [Member]
IfrsStatementLineItems [Line Items]
Equity interests	99.89%	99.89%
Core business	Sale of cans and containers in general and Equity interests
Companhia De Embalagens Metalicas M M S A [Member]
IfrsStatementLineItems [Line Items]
Equity interests	99.88%	99.88%
Core business	Production and sale of cans and related activities
Companhia De Embalagens Metalicas M T M [Member]
IfrsStatementLineItems [Line Items]
Equity interests	99.88%	99.88%
Core business	Production and sale of cans and related activities
C S N Productos Siderurgicos S L [Member]
IfrsStatementLineItems [Line Items]
Equity interests	100.00%	100.00%
Core business	Financial transactions, product sales and Equity interests
Stalhwerk Thuringen Gmb H [Member]
IfrsStatementLineItems [Line Items]
Equity interests	100.00%	100.00%
Core business	Production and sale of long steel and related activities
C S N Steel Sections Polska Sp Zoo [Member]
IfrsStatementLineItems [Line Items]
Equity interests	100.00%	100.00%
Core business	Financial transactions, product sales and Equity interests
C S N Mining Holding S L U [Member]
IfrsStatementLineItems [Line Items]
Equity interests	69.01%	69.01%
Core business	Financial transactions, product sales and Equity interests
C S N Mining Gmb H [Member]
IfrsStatementLineItems [Line Items]
Equity interests	69.01%	69.01%
Core business	Financial transactions, product sales and Equity interests
C S N Mining Asia Limited [Member]
IfrsStatementLineItems [Line Items]
Equity interests	69.01%	69.01%
Core business	Commercial representation
Lusosider Iberica S A [Member]
IfrsStatementLineItems [Line Items]
Equity interests	100.00%	100.00%
Core business	Steel, commercial and industrial activities and equity interests
Companhia Siderurgica Nacional L L C [Member]
IfrsStatementLineItems [Line Items]
Equity interests	100.00%	100.00%
Core business	Import and distribution/resale of products
Elizabeth Cimentos S A [Member]
IfrsStatementLineItems [Line Items]
Equity interests	99.99%	99.99%
Core business	Cement manufacturing
Santa Ana Energetica S A [Member]
IfrsStatementLineItems [Line Items]
Equity interests	99.99%	99.99%
Core business	Electric power generation
Topazio Energetica S A [Member]
IfrsStatementLineItems [Line Items]
Equity interests	99.99%	99.99%
Core business	Electric power generation
Brasil Central Energia Ltda [Member]
IfrsStatementLineItems [Line Items]
Equity interests	99.99%	99.99%
Core business	Electric power generation
Circula Mais Servico De Intermediacao Comercial S A [Member]
IfrsStatementLineItems [Line Items]
Equity interests	99.90%	99.90%
Core business	Commercial intermediation for the purchase and sale of assets and materials in general
Metalgrafica Iguacu S A [Member]
IfrsStatementLineItems [Line Items]
Equity interests	99.89%	99.89%
Core business	Metal packaging manufacturing
Companhia Energetica Chapeco [Member]
IfrsStatementLineItems [Line Items]
Equity interests	69.01%	69.01%
Core business	Electric power generation
Companhia Estadual De Geracaode Energia Eletrica C E E E G [Member]
IfrsStatementLineItems [Line Items]
Equity interests	100.00%	100.00%
Core business	Electric power generation
Ventosde Vera Cruz S A [Member]
IfrsStatementLineItems [Line Items]
Equity interests	99.99%	99.99%
Core business	Electric power generation
Ventosde Curupira S A [Member]
IfrsStatementLineItems [Line Items]
Equity interests	99.99%	99.99%
Core business	Electric power generation
Ventosde Povo Novo S A [Member]
IfrsStatementLineItems [Line Items]
Equity interests	99.99%	99.99%
Core business	Electric power generation
M A Z E T Maschinenbau Zerspanungstechnik Unterwellwnborn Gmb H [Member]
IfrsStatementLineItems [Line Items]
Equity interests	100.00%	100.00%
Core business	Production and sale of long steel and related activities
C S N I T C Solutions A G [Member]
IfrsStatementLineItems [Line Items]
Equity interests	55.21%
Core business	Financial transactions, product sales and Equity interests
C S N Mining Internacional Gmb H [Member]
IfrsStatementLineItems [Line Items]
Equity interests	69.01%	69.01%
Core business	Commercial and representation of products
Gramperfil S. A. [Member]
IfrsStatementLineItems [Line Items]
Equity interests	90.00%
Core business	Manufacturing and sale of metal profile
C S N International Steel Gmb H [Member]
IfrsStatementLineItems [Line Items]
Equity interests	100.00%	100.00%
Core business	Commercial and representation of products
Tora Transportes Ltda [Member]
IfrsStatementLineItems [Line Items]
Equity interests	70.00%
Core business	Road transport
Tora Locacoes S. A. [Member]
IfrsStatementLineItems [Line Items]
Equity interests	70.00%
Core business	Road transport and automobile rental
F J X Transportes S. A [Member]
IfrsStatementLineItems [Line Items]
Equity interests	42.00%
Core business	Road transport and logistic
N. Minas Transportese Locacoes Ltda [Member]
IfrsStatementLineItems [Line Items]
Equity interests	70.00%
Core business	Road transport and logistic
Saratoga Transportes Ltda [Member]
IfrsStatementLineItems [Line Items]
Equity interests	70.00%
Core business	Road transport
Lokamig Renta Car S. A [Member]
IfrsStatementLineItems [Line Items]
Equity interests	70.00%
Core business	Automobile rental
Seminovos Lokamig Ltda [Member]
IfrsStatementLineItems [Line Items]
Equity interests	70.00%
Core business	Automobile rental
Tora Logistica Armazense Terminais Multimodais S. A [Member]
IfrsStatementLineItems [Line Items]
Equity interests	70.00%
Core business	Logistics
Tora Recintos Alfandegarios S. A. [Member]
IfrsStatementLineItems [Line Items]
Equity interests	70.00%
Core business	General storage operations and road transport
Tora Seminovos Comerciode Veiculos Ltda [Member]
IfrsStatementLineItems [Line Items]
Equity interests	70.00%
Core business	Commercial and automobile rental
C S N Captive Insurance Company L L C [Member]
IfrsStatementLineItems [Line Items]
Equity interests	100.00%
Core business	Captive Insurance Company
Global Dot Com S. A [Member]
IfrsStatementLineItems [Line Items]
Equity interests	80.00%
Core business	Information service provision
Galvacolor Jerez S. L. U [Member]
IfrsStatementLineItems [Line Items]
Equity interests	100.00%
Core business	Transformation and commercialization of steel products
Ita Energetica S A [Member]
IfrsStatementLineItems [Line Items]
Equity interests	48.75%	48.75%
Core business	Electric power generation
M R S Logistica S A [Member]
IfrsStatementLineItems [Line Items]
Equity interests	7.59%	18.75%
Core business	Railroad transportation
Aceros Del Orinoco S A [Member]
IfrsStatementLineItems [Line Items]
Equity interests	31.82%	31.82%
Core business	Dormant
Transnordestina Logistica S A [Member]
IfrsStatementLineItems [Line Items]
Equity interests	33.89%	48.03%
Core business	Railroad logistics
Equimac S A [Member]
IfrsStatementLineItems [Line Items]
Equity interests	50.00%	50.00%
Core business	Rental of commercial and industrial machinery and equipment
M R S Logistica S A 1 [Member]
IfrsStatementLineItems [Line Items]
Equity interests	20.64%	12.93%
Core business	Railroad transportation
Arvedi Metalfer Do Brasil S A [Member]
IfrsStatementLineItems [Line Items]
Equity interests	20.00%	20.00%
Core business	Metallurgy and Equity interests
Panatlantica S. A [Member]
IfrsStatementLineItems [Line Items]
Equity interests	29.92%	29.92%
Core business	Steel
Jaguari Energetica S A [Member]
IfrsStatementLineItems [Line Items]
Equity interests	10.50%	10.50%
Core business	Electric power generation
Chapecoense Geracao S A [Member]
IfrsStatementLineItems [Line Items]
Equity interests	9.00%	9.00%
Core business	Electric power generation
Companhia Energetica Riodas Antas Ceran [Member]
IfrsStatementLineItems [Line Items]
Equity interests	30.00%	30.00%
Core business	Electric power generation
Foz Chapeco Energia S A [Member]
IfrsStatementLineItems [Line Items]
Equity interests	9.00%	9.00%
Core business	Electric power generation
Diplic I I Private Credit Balanced Mutual Fund [Member]
IfrsStatementLineItems [Line Items]
Equity interests	100.00%	100.00%
Core business	Investment fund
Caixa Vertice Private Credit Balanced Mutual Fund [Member]
IfrsStatementLineItems [Line Items]
Equity interests	100.00%	100.00%
Core business	Investment fund
V R 1 Private Credit Balanced Mutual Fund [Member]
IfrsStatementLineItems [Line Items]
Equity interests	100.00%	100.00%
Core business	Investment fund
Consorcio Itauba [Member]
IfrsStatementLineItems [Line Items]
Equity interests	99.99%	100.00%
Core business	Electric power generation
Consorcio Passo Real [Member]
IfrsStatementLineItems [Line Items]
Equity interests	96.55%	100.00%
Core business	Electric power generation
Consorcio Da Usina Hidreletrica De Igarapava [Member]
IfrsStatementLineItems [Line Items]
Equity interests	17.92%	17.92%
Core business	Electric power generation
Consorcio Dona Francisca [Member]
IfrsStatementLineItems [Line Items]
Equity interests	15.00%	15.00%
Core business	Electric power generation